31. Investments (Details Narrative ) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
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Description of main investees of PIB BV	The main investees of PIB BV are: · Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras Group; · Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market; · Petrobras America Inc. – PAI (100%, based in the United States), dedicated to E&P activities (MP Gulf of Mexico, LLC); and · PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (65%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (42.5%) and Lapa BV (10%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia. In December 2020, PNBV transferred to Sete Brasil, for the symbolic amount of 7 Euros, its 15% equity interest which held in each of the Dutch structured entities controlled by Sete Brasil: Arpoador Drilling B.V., Marambaia Drilling B.V., Grumari Drilling B.V., Copacabana Drilling B.V., Leme Drilling B.V., Leblon Drilling B.V. and Ipanema Drilling B.V. After this disposal, Petrobras no longer holds any interests in subsidiaries of Sete Brasil.
Non-controlling interest	$ 528	$ 892
Percentage in indirect subsidiary	51.00%
Non-controlling interests [member] | Gaspetro [member]
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Non-controlling interest	$ 213	892
Non-controlling interests [member] | Consolidated structured entities [member]
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Non-controlling interest	65	203
Non-controlling interests [member] | FIDC [Member]
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Non-controlling interest	192	343
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
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Non-controlling interest	$ 39	$ 69